Other Reserves - Summary of Information About Other Reserves (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Transfer from retained earnings to distributable profit reserves	$ 4,830	$ 5,553
Payment Of Interim Dividend [Member]
Disclosure of reserves within equity [line items]
Dividend paid ordinary shares	4,253	2,070
Relating To Settled Hedges [Member]
Disclosure of reserves within equity [line items]
Hedging reserves relating to settled hedges	$ 80	$ 226